Property and Equipment - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment, at cost	$ 4,031,418	$ 3,813,846	$ 3,920,588
Less accumulated depreciation	(1,177,356)	(1,053,910)	(987,520)
Property and equipment, net	2,854,062	2,759,936	2,933,068
Construction in progress	3,066	1,521	7,060
Total property and equipment, net of accumulated depreciation	2,857,128	2,761,457	2,940,128
Land [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at cost	836,525	808,960	843,671
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at cost	2,781,783	2,635,651	2,720,351
Furniture, Fixtures, Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, at cost	$ 413,110	$ 369,235	$ 356,566